Share based compensation reserve - Valuation Assumptions (Details) - Restricted shares	9 Months Ended
Sep. 30, 2024 $ / shares
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 25.39
Exercise price	$ 0
Expected life of restricted share	3 years
Expected volatility of the share price	28.00%
Dividend yield expected	0.00%
Risk free rate	1.15%
Employee exit rate	14.00%
EBITDA Performance Target Conditions	35.00%
January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 17.24
Exercise price	$ 0
Expected life of restricted share	3 years
Employee exit rate	18.00%
EBITDA Performance Target Conditions	75.00%
January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 16.95
Exercise price	$ 0
Expected life of restricted share	3 years
Employee exit rate	15.00%
EBITDA Performance Target Conditions	75.00%